Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013 Operating Segments [Member] Business Services [Member]	Dec. 31, 2013 Operating Segments [Member] Business Services [Member] Plans
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain on sale of business	$ 38	$ 38	$ 65	$ 65
Type of college savings plan				529